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ING LIFE INSURANCE AND ANNUITY COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT B

                              PROSPECTUS SUPPLEMENT
                              DATED AUGUST 16, 2002

                         SUPPLEMENT TO THE PROSPECTUSES
                              DATED MAY 1, 2002 FOR

            FIXED/VARIABLE SINGLE PREMIUM IMMEDIATE ANNUITY CONTRACT
           ISSUED BY ING LIFE INSURANCE AND ANNUITY COMPANY OF AMERICA
                         "ING INCOME ANNUITY PROSPECTUS"
                                       AND

                       DEFERRED VARIABLE ANNUITY CONTRACT
           ISSUED BY ING LIFE INSURANCE AND ANNUITY COMPANY OF AMERICA
            "ING MARATHON PLUS AND ING VARIABLE ANNUITY PROSPECTUSES"
                                       AND

          SINGLE PREMIUM DEFERRED MODIFIED GUARANTEED ANNUITY CONTRACT
           ISSUED BY ING LIFE INSURANCE AND ANNUITY COMPANY OF AMERICA
                       "ING MULTI-RATE ANNUITY PROSPECTUS"

                       -----------------------------------

You should keep this supplement with your Profile and Prospectus.

Effective October 2, 2002, please send all correspondence, including inquiries regarding your contract, premium payments, requests for Statement of Additional Information and any other communication regarding your contract to the following address:

         By U.S. Postal Service                  By Express Mail
         ----------------------                  ---------------
         Customer Service Center                 909 Locust Street
         P.O. Box 9271                           Des Moines, IA  50309-2899
         Des Moines, IA  50306-9271


The telephone number has not changed. The telephone number is (800) 366-0066.

ING [Logo]

ING LIFE INSURANCE AND ANNUITY COMPANY OF AMERICA

124600   ILIAC Prospectuses                                           08/16/02